SCHEDULE OF LONG-TERM BANK LOANS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Secured long-term loans	$ 6,063,592	$ 6,106,871
Less: amounts due within one year under long-term loan contracts	(311,404)	(305,775)
Total long-term bank loans	$ 5,752,188	$ 5,801,096